Revenue and Profit Deferrals (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue and Profit

	As of December 31,
	2013	2012
In millions
Deferred revenue and profit for solar energy systems:
Short-term profit deferrals and deposits on solar energy system sales	$154.7	$113.1
Long-term profit deferrals and deposits on solar energy system sales	66.3	126.4
Deferred subsidy revenue	21.1	19.6
Total solar energy system deferred revenue	$242.1	$259.1
Non-solar energy system deferred revenue:
Short-term deferred revenue	$—	$—
Long-term deferred revenue	2.6	29.2
Total non-solar energy system deferred revenue	$2.6	$29.2
Total deferred revenue	$244.7	$288.3